Financial Risk Management - Credit Risk - Gross credit risk exposure (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Financial Risk Management
Assets associated with unit-linked insurance products	$ 676.5	$ 637.1
Income taxes refundable	67.1	58.3
Credit risk
Financial Risk Management
Maximum exposure to credit risk	62,691.2	58,343.0
Assets associated with unit-linked insurance products	676.5	637.1
Income taxes refundable	67.1	58.3
Credit risk | Cash and short term investments
Financial Risk Management
Maximum exposure to credit risk	10,386.0	22,795.5
Credit risk | U.S. sovereign government
Financial Risk Management
Maximum exposure to credit risk	$ 14,378.8	$ 3,957.9
Risk exposure percentage	30.30%	9.50%
Credit risk | Other sovereign government rated AA/Aa or higher
Financial Risk Management
Maximum exposure to credit risk	$ 2,413.5	$ 1,074.7
Credit risk | Other sovereign government rated AA/Aa or higher | Canada
Financial Risk Management
Bonds issued by government	1,923.5	614.6
Credit risk | Other sovereign government rated AA/Aa or higher | United Kingdom
Financial Risk Management
Bonds issued by government	180.6	7.7
Credit risk | Other sovereign government rated AA/Aa or higher | Singapore
Financial Risk Management
Bonds issued by government	91.3	95.1
Credit risk | All other sovereign government
Financial Risk Management
Maximum exposure to credit risk	2,210.2	2,194.9
Credit risk | All other sovereign government | Brazil
Financial Risk Management
Bonds issued by government	744.2	415.4
Credit risk | All other sovereign government | Greece
Financial Risk Management
Bonds issued by government	690.1	844.7
Credit risk | All other sovereign government | Spain
Financial Risk Management
Bonds issued by government	216.2	297.5
Credit risk | All other sovereign government | Poland
Financial Risk Management
Bonds issued by government	126.9	78.5
Credit risk | Canadian provincials
Financial Risk Management
Maximum exposure to credit risk	284.1	45.0
Credit risk | U.S. states and municipalities
Financial Risk Management
Maximum exposure to credit risk	262.7	387.2
Credit risk | Corporate and other
Financial Risk Management
Maximum exposure to credit risk	$ 9,451.9	$ 6,873.9
Risk exposure percentage	17.00%	13.00%
Credit risk | Short to mid-dated corporate bonds
Financial Risk Management
Net purchases of bonds	$ 2,331.9
Credit risk | Unrated corporate bonds and first mortgage loans
Financial Risk Management
Net purchases of bonds	870.2
Credit risk | Investments in first mortgage loans
Financial Risk Management
Maximum exposure to credit risk	2,500.7	$ 1,659.4
Credit risk | Receivable from counterparties to derivative contracts
Financial Risk Management
Maximum exposure to credit risk	256.1	158.9
Credit risk | Insurance contract receivables
Financial Risk Management
Maximum exposure to credit risk	7,907.5	6,883.2
Credit risk | Recoverable from reinsurers
Financial Risk Management
Maximum exposure to credit risk	13,115.8	12,090.5
Credit risk | Other assets
Financial Risk Management
Maximum exposure to credit risk	$ 2,024.6	$ 1,881.3